Commitments and Contingent Liabilities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Commitments and conditional obligations [Abstract]
ACL related to off-balance sheet credit	$ 692	$ 0
ACL related to off-balance sheet credit with corresponding provision expense	$ 61
Fixed Rate [Member] | Minimum [Member]
Commitments and conditional obligations [Abstract]
Interest rate	3.38%
Maturity period	16 years
Fixed Rate [Member] | Maximum [Member]
Commitments and conditional obligations [Abstract]
Interest rate	8.50%
Maturity period	30 years
Standby Letters of Credit [Member]
Commitments and conditional obligations [Abstract]
Commitments and conditional obligations	$ 9,210	3,441
Standby Letters of Credit [Member] | Fixed Rate [Member]
Commitments and conditional obligations [Abstract]
Commitments and conditional obligations	1,331	1,110
Standby Letters of Credit [Member] | Variable Rate [Member]
Commitments and conditional obligations [Abstract]
Commitments and conditional obligations	$ 181,622	$ 177,151